Income Taxes (Schedule of Net Deferred Tax Assets) (Details) In Thousands	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 Net Deferred Tax Assets [Member] USD ($)	Mar. 31, 2011 Net Deferred Tax Assets [Member] JPY (¥)	Mar. 31, 2010 Net Deferred Tax Assets [Member] JPY (¥)
Deferred income taxes and other	$ 770,964	¥ 63,990,000	¥ 63,859,000	$ 577,988	¥ 47,973,000	¥ 41,684,000
Lease deposits and other	927,976	77,022,000	86,023,000	429,554	35,653,000	40,233,000
Accrued expenses and other	(2,406,988)	(199,780,000)	(202,017,000)	(38,337)	(3,182,000)	(1,098,000)
Deferred income taxes and other	(536,566)	(44,535,000)	(44,487,000)	(229,518)	(19,050,000)	(19,230,000)
Net deferred tax assets	$ 739,687	¥ 61,394,000	¥ 61,589,000	$ 739,687	¥ 61,394,000	¥ 61,589,000